Pension and OPEB Plans (Schedule of Assets Fair Value Measured on Recurring Basis) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	$ 1,739	$ 1,822	$ 1,817
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	101	116	$ 120
Interest-Bearing Cash [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	54
Interest-Bearing Cash [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	10	12
US Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	29	45
US Equities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	11	14
International Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	58	75
International Equities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	11	12
Corporate Bond Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	524	501
Corporate Bond Securities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	25	31
Other [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	31	104
Other [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	11	13
Plan Assets [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	696	725
Plan Assets [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	68	82
Fair Value, Inputs, Level 1 [Member] | Interest-Bearing Cash [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	9	11
Fair Value, Inputs, Level 1 [Member] | US Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	28	44
Fair Value, Inputs, Level 1 [Member] | US Equities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	11	14
Fair Value, Inputs, Level 1 [Member] | International Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	58	75
Fair Value, Inputs, Level 1 [Member] | International Equities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	11	12
Fair Value, Inputs, Level 1 [Member] | Other [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	9	9
Fair Value, Inputs, Level 1 [Member] | Plan Assets [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	86	119
Fair Value, Inputs, Level 1 [Member] | Plan Assets [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	40	46
Fair Value, Inputs, Level 2 [Member] | Interest-Bearing Cash [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	54
Fair Value, Inputs, Level 2 [Member] | Interest-Bearing Cash [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	1	1
Fair Value, Inputs, Level 2 [Member] | US Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	1	1
Fair Value, Inputs, Level 2 [Member] | Corporate Bond Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	524	501
Fair Value, Inputs, Level 2 [Member] | Corporate Bond Securities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	25	31
Fair Value, Inputs, Level 2 [Member] | Other [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	31	104
Fair Value, Inputs, Level 2 [Member] | Other [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	2	4
Fair Value, Inputs, Level 2 [Member] | Plan Assets [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	610	606
Fair Value, Inputs, Level 2 [Member] | Plan Assets [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	28	36
NAV [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	1,043	1,097
NAV [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	$ 33	$ 34